PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (parenthetical) (Details) - USD ($)	Dec. 31, 2024	Oct. 01, 2024	Sep. 30, 2024	Dec. 31, 2023	Aug. 03, 2023
Condensed balance sheets
Commitments and Contingencies
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000			500,000,000
Ordinary shares, shares issued (in shares)	35,728,625			35,728,625
Ordinary shares, shares outstanding (in shares)		29,411,765	29,411,765	29,411,765
Ordinary shares, shares outstanding (in shares)	25,555,096			25,555,096
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000			0
Preferred stock, shares issued (in shares)	290,000			0
Preferred stock, shares outstanding (in shares)	290,000			0
Parent | Reportable legal entity
Condensed balance sheets
Commitments and Contingencies
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000			500,000,000
Ordinary shares, shares issued (in shares)	35,728,625			35,728,625
Ordinary shares, shares outstanding (in shares)				25,555,096
Ordinary shares, shares outstanding (in shares)	25,555,096
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000			0
Preferred stock, shares issued (in shares)	290,000			0
Preferred stock, shares outstanding (in shares)	290,000			0